Commitments and Contingencies Capital Commitments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Capital Commitments
Capital Commitments
Capital commitments contracted	¥ 5,201,385	¥ 5,813,823